Property and equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 04, 2021	Jan. 25, 2021
Statement Line Items [Line Items]
Accumulated depreciation	$ 478	$ 631
Depreciation (General and administration expenses)	0	311
Depreciation (Technology and development costs)	478	320
Carta [Member]
Statement Line Items [Line Items]
Fair value of property and equipment, net of exchange rates				$ 270
Moka [Member]
Statement Line Items [Line Items]
Fair value of property and equipment, net of exchange rates			$ 59
Leasehold improvements [member]
Statement Line Items [Line Items]
Accumulated depreciation		311
Leasehold improvements [member] | Right of Use Assets [Member]
Statement Line Items [Line Items]
Disposal		263
Computer equipment and furniture and fixtures [Member] | Non-cash Expense [Member]
Statement Line Items [Line Items]
Loss on disposal		9
Computer equipment [member]
Statement Line Items [Line Items]
Accumulated depreciation	$ 400	229
Computer equipment [member] | Non-cash Expense [Member]
Statement Line Items [Line Items]
Accumulated depreciation		$ 2,427